Significant Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgements, Estimates and Assumptions
Significant Accounting Judgements, Estimates and Assumptions

Note 2 Significant Accounting Judgements, Estimates and Assumptions

The preparation of the Group’s consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the recorded amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgements, estimates and assumptions are evaluated on an ongoing basis. Changes in judgements, estimates and assumptions are recognized in the period the change has occurred if the change only affects that period, and future period if the change affects both the current period and future periods.

Revenue Recognition

Outlicensing of Product

Revenue for the outlicensing of Nefecon is recognized at the point in time when control of the intellectual property is transferred, while revenue for the provision of certain regulatory services is reported over time as the services are performed. The revenue allocated to the performance obligation for outlicensing is based on the residual approach and consists of the total transaction price for each contract after deducting the stand- alone selling price of all other performance obligations, and the allocation of revenue to the performance obligation for regulatory services is based on the expected costs to provide the service, with the addition of a profit margin based on comparable companies. The identification of and allocation of the transaction price between these performance obligations hence has a significant impact on the Group’s revenue recognition, as the revenue recognition patterns differ between the performance obligations.

Specifically, the significant accounting judgments and estimates within revenue recognition include determining which promises within each contract are distinct, estimating the expected costs to fulfil the performance obligations that are not based on the residual method, and determining an appropriate profit margin for these. The Group determines the expected costs to complete these performance obligations through an input model based on the expected hours of work required by the Group’s personnel, as well as expected costs to be incurred from the Group’s suppliers. The Group then determines an appropriate profit margin by identifying comparable peer companies that provide such services separately and bases the margin rate on these. The Group then recognizes revenue for the performance obligation to provide regulatory services as these costs are incurred. These estimates are forward-looking and could be affected by differences between expected and actual costs incurred to fulfil the performance obligations. Management’s estimate of the total costs as a measure of progress to completion of the performance obligation hence requires the use of assumptions and estimates.

The revenue contracts also contain variable remuneration in the form of regulatory and commercial milestones. Variable remuneration is initially considered constrained, as there is significant uncertainty as to whether the associated milestones will occur. Compensation attributable to sales-based milestones or royalties is not recognized until the sale that results in the right to the royalties have occurred. Determining whether the criteria for recognition of the variable remuneration has been met hence has significant effects on revenue recognition and requires significant judgment by Management.

Gross to Net Accounting

Revenue from product sales in the United States is recognized when product is received by the customer and title passes, typically at the time of delivery. There are various sales deductions and rebates that are deducted from the gross sales as part of the revenue recognition process. As the actual sales deductions are not known at the point of sale, estimates are made in determining the initial deduction of rebates, and are then subject to true-up as actual data is obtained. For sales of TARPEYO, returns allowances and prompt pay discounts are estimated based on contract terms and historical return rates or industry averages, if available and those estimates are recorded as a reduction of accounts receivable and as other current liabilities, respectively. Similarly determined estimates are recorded for relating to specialty pharma fees, co-pay support redemptions, Medicare/Medicaid and other rebates, and these estimates are reflected as a component in the accrued expenses and deferred revenue and as a reduction of revenue. Once all related variable considerations are resolved and uncertainties as to collectable amounts are eliminated, estimates are adjusted to actual amounts. Accruals for these estimated amounts is reviewed and adjusted on no less than a quarterly basis.

Intangible Assets

The Group’s intangible assets are essentially attributable to the Group acquiring the rights to the NOX platform, as well as goodwill in connection with the acquisition of Genkyotex SA. As well as to the previous in-licensing agreement of Budenofalk 3mg oral capsule from the German pharmaceutical company Dr Falk Pharma GmbH. For goodwill and intangible assets not yet available for use the Group assesses for impairment at each reporting date based on their recoverable amounts, including key assumptions such as the timing of potential commercialization, market size, market share, probability of reaching the market and the discount rates. See below and Note 15 Intangible Assets and Impairment Testing.

Goodwill and intangible assets, not yet available for use

The Group conducts impairment testing, at least annually, for goodwill and intangible assets, not yet available for use, in accordance with the policy described in Note 1 Significant Accounting Policies. The recoverable amount of the cash-generating unit is determined by calculating the value in use. This calculation requires certain judgments and assumptions to be made, see Note 15 Intangible Assets and Impairment Testing. As of December 31, 2022, the Group’s goodwill amounted to SEK 45,784 and other intangible assets amounted to SEK 438,057. There is no impairment for the year ended December 31, 2022.

Capitalization of intangible assets

The Group capitalizes expenditures for the development of pharmaceuticals to the extent that it is expected to meet the criteria in accordance with IAS 38 — Intangible Assets. The decision to capitalize is based on significant judgments made by management, including the technical feasibility of completing the intangible asset so that it will be available for use or sale and assumptions used to demonstrate that the asset will generate probable future economic benefits (e.g., projected cash flow projections, discount rate). The Group’s expenditures for the development of pharmaceuticals were not deemed to meet the capitalization criteria for the year ended December 31, 2022, and was thus expensed. Capitalization of expenditures are generally made in late stage of the development, for example after full approval, depending on when the criteria are deemed to have been met. The reason for this is that before then it is uncertain whether the expenditure will generate future economic benefits and that financing the completion of the asset is not yet guaranteed.

US Food and Drug Administration (FDA) has granted accelerated approval for TARPEYO® in the U.S. and the European Commission has granted conditional marketing authorization for Kinpeygo® in Europe (EEA). Continued approval may be contingent upon verification and description of clinical benefit in a confirmatory clinical trial and, accordingly, the conditions for capitalizing development expenditures may change to be reflected in the assumptions when they occur.

Allowance for Expected Credit Losses for Accounts Receivable

Management makes allowance for expected credit losses for accounts receivable equal 12 months. The estimate is based on any increased credit risk, on an individual or collective basis, considering reasonable and supportable information, including that which is forward-looking. The allowance for expected credit risk is an estimate based on maturity structure accounts receivable and specific customer knowledge. Generally, invoices are due for payment within 30-45 days.

Loss Carryforwards

The Groups tax losses carried forward have not been recognized as deferred tax assets in the statement of financial position as of December 31, 2022, except for such circumstances where there are future temporary differences that such losses can be used to offset. Deferred tax assets will be recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized.

The Group has identified an uncertain tax position in relation to the ability to use tax loss carried forward in France due to transactions performed historically. The related tax losses carried forward has not been recognized as deferred tax assets in the consolidated statements of financial position.

Assumptions for The Valuation of Pension Benefits

The valuation of pension commitments and pension expenses is based on the actuarial assumptions specified in Note 28 Pension Liabilities.

Key Sources of Estimation Uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.